Tax Reconciliation - Schedule of Tax Reconciliation (Details) - Zeecol Limited [Member] - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Deficit before Income Tax	$ (10,136)	$ (468,300)	$ (132,468)	$ (168,799)
Fundraiaing Expenses not Deductible		343,640
Other Non Deductible Expenses			12,635	12,635
Total Permanent Differences		343,640	12,635
Tax Losses brought Forward 1 April		(164,175)	(8)
Timing Differences
Total Timing Differences		(164,175)	(8,012)
Taxable Profit for Income Tax Purposes		(288,835)	(140,480)
Income Tax Payable at 28c
Deferred Tax Movement		179,325	(21,291)
Tax Expense for the period		179,325	(21)
Opening Balance		(98,452)	(83,796)	(83,796)
Movement for the Period		179,325	(21,291)
Closing Balance	$ (83,796)	$ 80,873	$ (105,087)	$ (98,452)